Schedule of Financial Liabilities at Fair Value (Details) (USD $)	6 Months Ended
May 31, 2014
Fair Value Presentation Schedule Of Financial Liabilities At Fair Value 1	$ 556,000
Fair Value Presentation Schedule Of Financial Liabilities At Fair Value 2	556,000
Fair Value Presentation Schedule Of Financial Liabilities At Fair Value 3	1,157,954
Fair Value Presentation Schedule Of Financial Liabilities At Fair Value 4	$ 1,157,954